Schedule of Investments (unaudited) January 31, 2020	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Argentina — 1.7%
Agua y Saneamientos Argentinos SA, 6.63%, 02/01/23 (Call 02/01/21)(a)	$150	$75,797
Arcor SAIC, 6.00%, 07/06/23 (Call 07/06/20)(a)(b)	225	220,838
MSU Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25 (Call 02/01/22)(a)(b)	300	178,500
Pampa Energia SA, 7.50%, 01/24/27 (Call 01/24/22)(a)(b)	300	259,969
Stoneway Capital Corp., 10.00%, 03/01/27 (Call 03/01/22)(a)	266	134,498
Tecpetrol SA, 4.88%, 12/12/22 (Call 12/12/20)(a)	300	293,719
Transportadora de Gas del Sur SA, 6.75%, 05/02/25 (Call 05/02/22)(a)(b)	300	277,374
YPF SA
6.95%, 07/21/27(a)(b)	560	478,275
7.00%, 12/15/47 (Call 06/15/47)(a)	350	274,859
8.50%, 07/28/25(a)	600	549,656
8.50%, 06/27/29 (Call 03/27/29)(a)(b)	350	309,914
8.75%, 04/04/24(a)	630	609,210

		3,662,609

Azerbaijan — 0.2%
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(a)	400	368,000

Bahrain — 0.1%
BBK BSC, 5.50%, 07/09/24(a)	200	208,625

Brazil — 6.7%
Adecoagro SA, 6.00%, 09/21/27 (Call 09/21/22)(a)(b)	150	150,703
Banco BTG Pactual SA/Cayman Islands, 5.50%, 01/31/23(a)	200	211,138
Banco do Brasil SA/Cayman
3.88%, 10/10/22(b)	200	205,563
4.63%, 01/15/25(a)	200	212,525
4.75%, 03/20/24(a)	200	212,625
5.88%, 01/19/23(a)(b)	200	216,910
6.25%, (Call 04/15/24)(a)(c)(d)	200	206,300
9.00%, (Call 06/18/24)(a)(b)(c)(d)	200	232,750
9.25%, (Call 04/15/23)(a)(c)(d)	200	227,437
Braskem Finance Ltd., 6.45%, 02/03/24	200	222,081
Braskem Netherlands Finance BV
4.50%, 01/10/28(a)(b)	200	203,975
4.50%, 01/31/30(a)(b)	200	200,940
5.88%, 01/31/50(e)	200	206,984
BRF SA, 4.88%, 01/24/30 (Call 10/24/29)(a)	200	204,644
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(a)(b)	200	234,062
Cosan Ltd., 5.50%, 09/20/29 (Call 09/20/24)(a)(b)	200	213,125
CSN Islands XII Corp., 7.00%, (Call 03/23/20)(a)(c)	100	93,500
CSN Resources SA
7.63%, 02/13/23 (Call 02/13/21)(a)	200	210,100
7.63%, 04/17/26 (Call 04/17/22)(a)(b)	200	210,111
Embraer Netherlands Finance BV
5.05%, 06/15/25	227	250,019
5.40%, 02/01/27	50	56,638
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	50	54,659
5.50%, 01/17/27(b)	100	110,469
Gerdau Trade Inc., 4.88%, 10/24/27(a)	200	220,188
Gol Finance Inc., 7.00%, 01/31/25 (Call 01/31/22)(a)	50	50,775
GTL Trade Finance Inc./Gerdau Holdings Inc., 5.89%, 04/29/24 (Call 01/29/24)(a)(b)	150	166,955
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(a)	250	262,375

Security	Par (000)	Value

Brazil (continued)
Itau Unibanco Holding SA/Cayman Islands
5.13%, 05/13/23(a)	$200	$213,375
5.50%, 08/06/22(a)(b)	200	212,250
5.65%, 03/19/22(a)	200	210,840
6.50%, (Call 03/19/23)(a)(c)(d)	200	212,688
JBS Investments II GmbH
5.75%, 01/15/28 (Call 07/15/22)(a)	200	210,892
7.00%, 01/15/26 (Call 01/15/21)(a)(b)	200	217,702
JBS USA LUX SA/JBS USA Finance Inc., 5.88%, 07/15/24 (Call 03/02/20)(a)	229	235,178
Klabin Austria GmbH, 5.75%, 04/03/29 (Call 01/03/29)(a)	400	434,375
MARB BondCo PLC, 6.88%, 01/19/25 (Call 01/19/21)(a)	200	210,675
Minerva Luxembourg SA, 6.50%, 09/20/26 (Call 09/20/21)(a)(b)	400	425,125
NBM U.S. Holdings Inc., 7.00%, 05/14/26 (Call 05/14/22)(a)	400	428,750
Odebrecht Drilling Norbe VIII/IX Ltd., 7.35%, (7.35% PIK), 12/01/26 (Call 12/01/20)(a)(f)	50	28,484
Odebrecht Offshore Drilling Finance Ltd., 7.72%, (7.72% PIK), 12/01/26 (Call 12/01/21)(a)(f)	160	36,684
Oi SA (4.00% PIK), 10.00%, 07/27/25(f)	200	193,900
Petrobras Global Finance BV
4.38%, 05/20/23(b)	150	158,203
5.09%, 01/15/30(a)	600	657,690
5.30%, 01/27/25	218	241,537
5.63%, 05/20/43	100	112,656
5.75%, 02/01/29(b)	250	288,500
6.00%, 01/27/28	325	378,219
6.25%, 03/17/24	225	254,955
6.75%, 01/27/41	100	121,800
6.85%, 06/05/2115	300	358,050
6.88%, 01/20/40	148	182,734
6.90%, 03/19/49	300	365,456
7.25%, 03/17/44	225	283,992
7.38%, 01/17/27	250	310,086
8.75%, 05/23/26	100	130,750
Rumo Luxembourg Sarl, 5.88%, 01/18/25 (Call 01/18/22)(a)	200	214,813
St. Marys Cement Inc. Canada, 5.75%, 01/28/27 (Call 10/28/26)(a)	200	230,000
Suzano Austria GmbH
5.00%, 01/15/30 (Call 10/15/29)	200	210,900
6.00%, 01/15/29 (Call 10/15/28)	400	451,600
Ultrapar International SA, 5.25%, 06/06/29(a)(b)	200	214,625
Vale Overseas Ltd.
6.25%, 08/10/26	200	235,912
6.88%, 11/21/36	200	262,750
6.88%, 11/10/39	250	332,500
Vale SA, 5.63%, 09/11/42	100	119,375

		14,435,572

Chile — 4.2%
AES Gener SA, 7.13%, 03/26/79 (Call 04/07/24)(a)(b)(d)	400	429,375
Banco de Credito e Inversiones SA
3.50%, 10/12/27(a)	200	206,063
4.00%, 02/11/23(a)	200	208,812
Celulosa Arauco y Constitucion SA
4.20%, 01/29/30 (Call 10/29/29)(e)	200	203,503
4.20%, 01/29/30 (Call 10/29/29)(a)	200	203,503
4.25%, 04/30/29 (Call 01/30/29)(a)	200	205,120
4.50%, 08/01/24 (Call 05/01/24)	200	211,875
5.15%, 01/29/50 (Call 07/29/49)(e)	200	204,813
5.50%, 04/30/49 (Call 10/30/48)(a)	200	213,250

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chile (continued)
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(a)	$600	$614,250
4.88%, 01/20/23(a)(b)	200	208,062
5.15%, 02/12/25 (Call 11/12/24)(a)	200	212,000
Colbun SA, 4.50%, 07/10/24 (Call 04/11/24)(a)(b)	400	426,625
Corp. Group Banking SA, 6.75%, 03/15/23 (Call 03/02/20)(a)	250	200,781
Empresa Electrica Guacolda SA, 4.56%, 04/30/25 (Call 01/30/25)(a)	200	186,700
Empresa Nacional de Telecomunicaciones SA
4.75%, 08/01/26 (Call 05/03/26)(a)	400	430,625
4.88%, 10/30/24(a)	600	640,875
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	200	212,125
Enel Chile SA, 4.88%, 06/12/28	600	670,875
GNL Quintero SA, 4.63%, 07/31/29(a)(b)	600	641,100
Inversiones CMPC SA, 4.38%, 04/04/27(a)(b)	200	212,960
Inversiones CMPC SA/Cayman Islands Branch, 4.38%, 05/15/23 (Call 02/15/23)(a)	600	626,062
Latam Finance Ltd.
6.88%, 04/11/24 (Call 04/11/21)(a)(b)	200	212,794
7.00%, 03/01/26 (Call 03/01/23)(a)	600	648,962
SACI Falabella, 3.75%, 04/30/23(a)	200	205,750
Telefonica Chile SA, 3.88%, 10/12/22(a)	200	206,125
VTR Finance BV, 6.88%, 01/15/24 (Call 02/10/20)(a)	400	409,000

		9,051,985

China — 8.5%
Agile Group Holdings Ltd., 8.38%, (Call 12/04/23)(a)(c)(d)	200	208,000
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (Call 09/06/27)	300	319,446
3.60%, 11/28/24 (Call 08/28/24)	200	212,592
4.00%, 12/06/37 (Call 06/06/37)	200	225,490
4.20%, 12/06/47 (Call 06/06/47)(b)	200	234,312
Azure Nova International Finance Ltd., 3.50%, 03/21/22(a)	200	204,138
Baidu Inc.
3.50%, 11/28/22	200	206,781
4.13%, 06/30/25	200	216,500
Bank of China Ltd./Hong Kong
2.74%, 03/08/23, (3 mo. LIBOR US + 0.850%)(a)(g)	200	201,192
3.88%, 06/30/25(a)	200	217,937
Bank of China Ltd./Macau, 2.88%, 04/20/22(a)	200	203,188
Bank of Communications Co. Ltd./Hong Kong, 2.75%, 05/17/23, (3 mo. LIBOR US + 0.85%)(a)(g)	200	200,852
BOC Aviation Ltd.
3.07%, 09/26/23 (Call 08/26/23), (3 mo. LIBOR US + 1.125%)(a)(b)(g)	200	201,142
3.50%, 10/10/24 (Call 09/10/24)(a)	200	209,690
3.50%, 09/18/27 (Call 06/18/27)(a)(b)	200	209,995
CCCI Treasure Ltd., 3.50%, (Call 04/21/20)(a)(c)(d)	200	200,004
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(a)	200	216,394
China Cinda Finance 2017 I Ltd.
3.88%, 02/08/23(a)	200	207,838
4.75%, 02/21/29(a)	200	230,375
China Construction Bank Corp.
3.88%, 05/13/25 (Call 05/13/20)(a)(d)	200	200,688
4.25%, 02/27/29 (Call 02/27/24)(a)(d)	200	212,437
China Evergrande Group
7.50%, 06/28/23 (Call 06/28/20)(a)	200	174,563
8.25%, 03/23/22 (Call 03/23/20)(a)	200	189,813
8.75%, 06/28/25 (Call 06/28/21)(a)	200	168,250
10.50%, 04/11/24 (Call 04/11/22)(a)	200	183,000
China Overseas Finance Cayman VI Ltd., 5.95%, 05/08/24(a)	200	226,687

Security	Par (000)	Value

China (continued)
China Overseas Finance Cayman VII Ltd.
4.25%, 04/26/23(a)	$200	$210,236
4.75%, 04/26/28(a)	200	227,875
China Railway Xunjie Co. Ltd., 2.88%, 07/25/22(a)	200	202,875
China Resources Land Ltd., 4.13%, 02/26/29(a)	200	218,937
CITIC Ltd., 3.88%, 02/28/27(a)	200	213,937
CMHI Finance BVI Co. Ltd., 4.38%, 08/06/23(a)	200	210,682
CNOOC Finance 2012 Ltd., 3.88%, 05/02/22(a)	200	207,625
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)	200	204,452
3.30%, 09/30/49 (Call 03/30/49)	200	204,688
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	200	226,750
CNOOC Nexen Finance 2014 ULC, 4.25%, 04/30/24	200	216,312
CNPC General Capital Ltd., 3.40%, 04/16/23(a)	200	207,000
COSL Singapore Capital Ltd., 4.50%, 07/30/25(a)	200	218,812
Country Garden Holdings Co. Ltd.
4.75%, 07/25/22 (Call 07/25/20)(a)	200	201,750
7.25%, 04/08/26 (Call 04/08/23)(a)	400	437,250
CRCC Yuxiang Ltd., 3.50%, 05/16/23(a)	200	206,125
Fortune Star BVI Ltd., 5.25%, 03/23/22 (Call 03/23/20)(a)	200	201,625
Franshion Brilliant Ltd., 4.00%, (Call 01/03/23)(a)(c)(d)	200	201,438
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(a)	200	211,187
4.50%, (Call 01/24/22)(a)(c)(d)	600	612,562
4.75%, 04/27/27(a)	200	217,312
Huarong Finance 2019 Co. Ltd., 4.50%, 05/29/29(a)	200	215,875
Huarong Finance II Co. Ltd., 5.50%, 01/16/25(a)	200	223,096
ICBCIL Finance Co. Ltd.
3.13%, 11/15/22(a)	200	204,000
3.75%, 03/05/24(a)	400	421,125
Industrial & Commercial Bank of China Ltd./London, 2.64%, 10/25/23, (3 mo. LIBOR US + 0.850%)(a)(g)	400	402,481
Industrial & Commercial Bank of China Ltd./Singapore
2.63%, 04/25/24, (3 mo. LIBOR US + 0.830%)(a)(g)	200	200,664
2.75%, 04/24/22, (3 mo. LIBOR US + 0.950%)(a)(g)	200	201,382
JD.com Inc., 3.88%, 04/29/26	200	212,562
Joy Treasure Assets Holdings Inc., 3.50%, 09/24/29 (Call 06/24/29)(a)	200	206,563
Kaisa Group Holdings Ltd.
8.50%, 06/30/22 (Call 06/30/20)(a)	200	197,875
9.38%, 06/30/24 (Call 06/30/21)(a)	200	188,375
KWG Group Holdings Ltd., 6.00%, 09/15/22 (Call 03/15/20)(a)	200	199,813
Lenovo Group Ltd., 4.75%, 03/29/23(a)	200	207,000
Longfor Group Holdings Ltd., 3.95%, 09/16/29(a)	200	204,688
Nexen Inc.
6.40%, 05/15/37	200	286,187
7.50%, 07/30/39	100	162,438
Poly Real Estate Finance Ltd., 3.88%, 03/25/24(a)	200	209,000
Proven Honour Capital Ltd., 4.13%, 05/19/25(a)	400	423,000
Shimao Property Holdings Ltd.
4.75%, 07/03/22 (Call 07/03/20)(a)	200	203,813
5.60%, 07/15/26 (Call 07/15/23)(a)	200	209,625
Sino-Ocean Land Treasure Finance II Ltd., 5.95%, 02/04/27(a)	200	218,064
Sinopec Capital 2013 Ltd., 3.13%, 04/24/23(a)	400	410,500
Sunac China Holdings Ltd., 7.95%, 08/08/22 (Call 08/08/20)(a)	200	206,438
Tencent Holdings Ltd.
3.28%, 04/11/24 (Call 03/11/24)(a)(b)	200	208,909
3.60%, 01/19/28 (Call 10/19/27)(a)	300	319,296

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

China (continued)
3.93%, 01/19/38 (Call 07/19/37)(a)	$200	$223,997
3.98%, 04/11/29 (Call 01/11/29)(a)	400	440,400
Tsinghua Unic Ltd., 5.38%, 01/31/23(a)	200	152,000
Vanke Real Estate Hong Kong Co. Ltd.
4.15%, 04/18/23(a)	200	208,032
4.20%, 06/07/24(a)	200	211,562
Yingde Gases Investment Ltd., 6.25%, 01/19/23 (Call 01/19/21)(a)(b)	200	206,394
Yuzhou Properties Co. Ltd., 8.38%, 10/30/24 (Call 10/30/22)(a)	200	204,563

		18,330,451

Colombia — 4.6%
AI Candelaria Spain SLU, 7.50%, 12/15/28 (Call 09/15/28)(a)(b)	500	570,750
Banco Davivienda SA, 5.88%, 07/09/22(a)	200	214,625
Banco de Bogota SA
4.38%, 08/03/27 (Call 05/03/27)(a)	400	430,625
5.38%, 02/19/23(a)(b)	200	214,812
6.25%, 05/12/26(a)	400	453,453
Bancolombia SA
4.88%, 10/18/27 (Call 10/18/22)(b)(d)	400	412,875
5.13%, 09/11/22	200	211,062
Colombia Telecomunicaciones SA ESP
5.38%, 09/27/22 (Call 03/02/20)(a)	608	614,460
8.50%, (Call 03/30/20)(a)(c)(d)	300	301,772
Ecopetrol SA
4.13%, 01/16/25	383	406,720
5.38%, 06/26/26 (Call 03/26/26)	735	832,273
5.88%, 09/18/23	750	837,900
5.88%, 05/28/45	1,000	1,200,319
7.38%, 09/18/43	400	551,375
Grupo Aval Ltd., 4.75%, 09/26/22(a)	625	650,723
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26 (Call 01/29/26)(a)	200	224,437
Millicom International Cellular SA
5.13%, 01/15/28 (Call 09/15/22)(a)	600	630,750
6.00%, 03/15/25 (Call 03/15/20)(a)	200	206,438
6.25%, 03/25/29 (Call 03/25/24)(a)(b)	200	220,602
6.63%, 10/15/26 (Call 10/15/21)(a)	200	220,500
SURA Asset Management SA, 4.88%, 04/17/24(a)(b)	100	107,844
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(a)	400	464,375

		9,978,690

Congo, The Democratic Republic — 0.1%
HTA Group Ltd./Mauritius, 9.13%, 03/08/22 (Call 02/10/20)(a)	200	205,062

Ghana — 0.4%
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 04/04/22)(a)	400	405,125
Tullow Oil PLC
6.25%, 04/15/22 (Call 02/10/20)(a)(b)	200	180,700
7.00%, 03/01/25 (Call 03/01/21)(a)	400	322,000

		907,825

Guatemala — 0.3%
Central American Bottling Corp., 5.75%, 01/31/27 (Call 01/31/22)(a)(b)	100	105,656
Comunicaciones Celulares SA Via Comcel Trust, 6.88%, 02/06/24 (Call 02/06/20)(a)	200	204,538
Industrial Senior Trust, 5.50%, 11/01/22(a)(b)	400	419,375

		729,569

Security	Par (000)	Value

Hong Kong — 5.0%
AIA Group Ltd.
3.60%, 04/09/29 (Call 01/09/29)(a)	$400	$432,904
3.90%, 04/06/28 (Call 01/06/28)(a)	200	219,158
4.50%, 03/16/46 (Call 09/16/45)(a)	200	244,250
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(a)(c)(d)	600	649,500
Bank of East Asia Ltd. (The)
4.00%, 11/03/26 (Call 11/03/21)(a)(d)	200	203,313
5.50%, (Call 12/02/20)(a)(c)(d)	150	152,203
5.88%, (Call 09/19/24)(a)(c)(d)	250	261,562
Celestial Miles Ltd., 5.75%, (Call 01/31/24)(a)(c)(d)	200	211,500
China CITIC Bank International Ltd., 7.10%, (Call 11/06/23)(a)(c)(d)	200	218,187
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(a)	600	612,562
CK Hutchison International 19 Ltd.
3.25%, 04/11/24 (Call 03/11/24)(a)(b)	200	208,137
3.38%, 09/06/49 (Call 03/06/49)(a)	200	209,750
3.63%, 04/11/29 (Call 01/11/29)(a)	400	434,000
DigiEx Hong Kong Ltd., 4.25%, 06/27/29(a)	200	209,625
FWD Group Ltd.
0.00%, (Call 06/15/22)(a)(c)(d)(h)	200	163,482
5.75%, 07/09/24(a)	200	207,560
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(a)	200	204,063
HKT Capital No. 5 Ltd., 3.25%, 09/30/29(a)	200	205,625
HLP Finance Ltd., 4.75%, 06/25/22(a)	200	209,875
Hongkong Electric Finance Ltd., 2.88%, 05/03/26(a)	200	203,875
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 4.50%, 06/01/22(a)	200	210,250
HPHT Finance 19 Ltd., 2.88%, 11/05/24(a)	200	203,234
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24(a)	400	425,125
Hutchison Whampoa International Ltd., 7.45%, 11/24/33(a)	100	152,063
Hysan MTN Ltd., 2.82%, 09/04/29(a)	200	199,625
IFC Development Corporate Treasury Ltd., 3.63%, 04/17/29(a)	200	215,437
Industrial & Commercial Bank of China Asia Ltd., 4.25%, (Call 07/21/21)(a)(c)(d)	200	203,188
Li & Fung Ltd., 4.38%, 10/04/24 (Call 09/04/24)(a)	200	209,375
Link Finance Cayman 2009 Ltd. (The), 3.60%, 09/03/24(a)	200	210,562
Nan Fung Treasury II Ltd., 5.50%, (Call 05/29/20)(a)(c)	200	200,875
Nan Fung Treasury Ltd., 5.00%, 09/05/28(a)	200	219,875
Nanyang Commercial Bank Ltd., 5.00%, (Call 06/02/22)(a)(c)(d)	200	203,875
New World China Land Ltd., 4.75%, 01/23/27(a)	200	215,125
NWD Finance BVI Ltd.
5.75%, (Call 10/05/21)(a)(c)	400	405,750
6.25%, (Call 03/07/24)(a)(c)	200	206,750
NWD MTN Ltd., 4.13%, 07/18/29(a)	200	206,375
OVPH Ltd., 5.88%, (Call 03/01/21)(a)(c)	200	205,063
PCPD Capital Ltd., 4.75%, 03/09/22(a)	200	202,313
Phoenix Lead Ltd., 4.85%, (Call 08/23/22)(a)(c)	200	201,150
Radiant Access Ltd., 4.60%, (Call 05/18/20)(a)(c)	400	399,750
Sun Hung Kai Properties Capital Market Ltd., 3.63%, 01/16/23(a)	200	206,938
Swire Pacific MTN Financing Ltd., 4.50%, 10/09/23(a)	200	214,562
Swire Properties MTN Financing Ltd., 3.63%, 01/13/26(a)	200	211,062

		10,789,453

India — 4.7%
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/28(a)	200	197,630
5.95%, 07/31/24(a)	200	210,562

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

India (continued)
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(a)	$200	$216,000
Adani Ports & Special Economic Zone Ltd.
3.38%, 07/24/24(a)	400	407,804
4.00%, 07/30/27 (Call 06/30/27)(a)	200	207,063
Adani Transmission Ltd., 4.25%, 05/21/36(a)	200	201,996
Axis Bank Ltd./Dubai, 3.00%, 08/08/22(a)	200	202,563
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25(a)	200	208,125
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24(a)(b)	400	430,500
Bharti Airtel Ltd., 4.38%, 06/10/25(a)	400	415,618
BPRL International Singapore Pte Ltd., 4.38%, 01/18/27(a)	200	211,062
Canara Bank/London, 3.25%, 08/10/22(a)	200	202,618
Delhi International Airport Ltd., 6.13%, 10/31/26(a)	200	214,437
Greenko Dutch BV, 5.25%, 07/24/24 (Call 07/24/20)(a)(b)	200	202,679
Greenko Solar Mauritius Ltd.
5.55%, 01/29/25 (Call 01/29/21)(a)	200	204,500
5.95%, 07/29/26 (Call 07/29/22)(a)	200	204,500
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(a)	200	208,188
ICICI Bank Ltd./Dubai
3.25%, 09/09/22(a)	200	204,000
4.00%, 03/18/26(a)(b)	250	265,703
Indian Oil Corp. Ltd., 4.75%, 01/16/24(a)	400	428,625
JSW Steel Ltd., 5.25%, 04/13/22(a)	200	205,063
Network i2i Ltd., 5.65%, (Call 01/15/25)(a)(c)(d)	200	199,300
NTPC Ltd.
4.25%, 02/26/26(a)	200	214,250
4.38%, 11/26/24(a)	200	213,625
Oil India Ltd.
5.13%, 02/04/29(a)	200	227,500
5.38%, 04/17/24(a)	200	219,375
ONGC Videsh Ltd.
3.75%, 05/07/23(a)	200	205,938
4.63%, 07/15/24(a)	200	215,687
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(a)	200	208,938
Power Finance Corp. Ltd., 4.50%, 06/18/29(a)	200	209,625
REC Ltd.
3.38%, 07/25/24(a)	200	202,188
5.25%, 11/13/23(a)	200	214,651
Reliance Industries Ltd.
3.67%, 11/30/27(a)	250	265,391
4.13%, 01/28/25(a)	500	535,781
4.88%, 02/10/45(a)	250	307,857
ReNew Power Synthetic, 6.67%, 03/12/24 (Call 03/12/21)(a)	200	209,812
State Bank of India/London
4.38%, 01/24/24(a)(b)	200	212,437
4.88%, 04/17/24(a)	200	217,250
Vedanta Resources Finance II PLC, 9.25%, 04/23/26 (Call 04/23/23)(a)(b)	200	192,750
Vedanta Resources Ltd.
6.13%, 08/09/24 (Call 08/09/21)(a)	200	177,500
7.13%, 05/31/23(a)(b)	400	391,125

		10,090,216

Indonesia — 2.5%
Adaro Indonesia PT
4.25%, 10/31/24 (Call 10/31/22)(e)	250	245,000
4.25%, 10/31/24 (Call 10/31/22)(a)	250	245,000
Bank Mandiri Persero Tbk PT, 3.75%, 04/11/24(a)	400	413,750
Bank Rakyat Indonesia Persero Tbk PT 3.95%, 03/28/24(a)	200	209,063

Security	Par (000)	Value

Indonesia (continued)
4.63%, 07/20/23(a)	$200	$212,514
Eterna Capital Pte Ltd., Series B, 8.00%, (8.00% PIK), 12/11/22 (Call 03/02/20)(f)	212	118,101
Indika Energy Capital III Pte Ltd., 5.88%, 11/09/24 (Call 11/09/21)(a)	250	233,594
Listrindo Capital BV, 4.95%, 09/14/26 (Call 09/14/21)(a)	400	408,625
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)	396	462,564
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26 (Call 05/14/23)(a)	400	411,500
Medco Platinum Road Pte Ltd., 6.75%, 01/30/25 (Call 01/30/22)(a)	200	205,000
Minejesa Capital BV
4.63%, 08/10/30(a)	600	624,750
5.63%, 08/10/37(a)	400	436,000
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(a)	600	653,437
Saka Energi Indonesia PT, 4.45%, 05/05/24(a)	200	202,000
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33 (Call 04/24/26)(a)	368	395,600

		5,476,498

Israel — 4.2%
Altice Financing SA
6.63%, 02/15/23 (Call 02/18/20)(a)	1,000	1,019,300
7.50%, 05/15/26 (Call 05/15/21)(a)(b)	1,245	1,335,262
Israel Chemicals Ltd., 6.38%, 05/31/38 (Call 11/30/37)(e)	250	302,266
Israel Electric Corp. Ltd.
4.25%, 08/14/28(e)	400	439,250
6.88%, 06/21/23(a)	200	227,875
Series 6, 5.00%, 11/12/24(e)	600	664,875
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22(b)	200	192,250
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	200	196,438
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	986	923,142
3.15%, 10/01/26(b)	1,351	1,156,794
4.10%, 10/01/46(b)	940	720,040
6.00%, 04/15/24 (Call 01/15/24)	700	714,000
6.75%, 03/01/28 (Call 12/01/27)(b)	700	722,568
7.13%, 01/31/25 (Call 10/31/24)(a)	400	420,258

		9,034,318

Jamaica — 0.5%
Digicel Group One Ltd., 8.25%, 12/30/22 (Call 12/30/20)(a)	625	406,055
Digicel Group Two Ltd., 8.25%, 09/30/22 (Call 09/30/20)(a)(b)	350	91,000
Digicel Group Two Ltd. (2.00% PIK), 9.13%, 04/01/24 (Call 03/02/20)(a)(b)(f)	602	103,657
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.75%, 05/25/24 (Call 05/25/21)(a)(b)	200	198,437
Digicel Ltd., 6.75%, 03/01/23 (Call 02/18/20)(a)	400	256,625

		1,055,774

Kazakhstan — 0.6%
Halyk Savings Bank of Kazakhstan JSC, 5.50%, 12/21/22 (Call 03/02/20)(a)	147	147,944
Nostrum Oil & Gas Finance BV, 8.00%, 07/25/22 (Call 02/10/20)(a)	200	91,625
Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/26(a)	900	946,710

		1,186,279

Kuwait — 1.6%
Al Ahli Bank of Kuwait KSCP, 3.50%, 04/05/22(a)	200	204,188
Burgan Bank SAK, 5.75%, (Call 07/09/24)(a)(c)(d)	400	410,125
Equate Petrochemical BV 3.00%, 03/03/22(a)	450	453,516

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kuwait (continued)
4.25%, 11/03/26(a)	$600	$648,187
Equate Sukuk Spc Ltd., 3.94%, 02/21/24(a)	200	208,250
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(a)	200	207,250
4.50%, 02/23/27(a)	200	208,562
5.00%, 03/15/23(a)	200	212,062
NBK SPC Ltd., 2.75%, 05/30/22(a)	200	201,500
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 11/27/25)(a)(c)(d)	400	401,125
NBK Tier 1 Financing Ltd., 5.75%, (Call 04/09/21)(a)(c)(d)	200	205,313
Warba Sukuk Ltd., 2.98%, 09/24/24(a)	200	202,250

		3,562,328

Macau — 2.9%
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 06/06/20)(a)	404	413,595
5.25%, 04/26/26 (Call 04/26/22)(a)	200	201,840
5.38%, 12/04/29 (Call 12/04/24)(e)	600	601,527
5.63%, 07/17/27 (Call 07/17/22)(a)	200	204,000
MGM China Holdings Ltd.
5.38%, 05/15/24 (Call 05/15/21)(a)	400	407,875
5.88%, 05/15/26 (Call 05/15/22)(a)	400	411,500
Sands China Ltd.
4.60%, 08/08/23 (Call 07/08/23)	600	635,437
5.13%, 08/08/25 (Call 06/08/25)	1,000	1,106,875
5.40%, 08/08/28 (Call 05/08/28)(b)	800	907,584
Studio City Finance Ltd., 7.25%, 02/11/24 (Call 02/11/21)(a)	408	422,280
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 10/01/20)(a)	400	403,000
5.13%, 12/15/29 (Call 01/10/22)(a)	200	198,000
5.50%, 10/01/27 (Call 10/01/22)(a)	400	405,100

		6,318,613

Malaysia — 1.5%
Axiata SPV2 Bhd, 4.36%, 03/24/26(a)	200	217,250
CIMB Bank Bhd
2.66%, 10/09/24, (3 mo. LIBOR US + 0.780%)(a)(g)	400	402,059
3.26%, 03/15/22(a)	200	204,188
Gohl Capital Ltd., 4.25%, 01/24/27(a)	600	636,562
IOI Investment L Bhd, 4.38%, 06/27/22(a)	400	416,125
Malayan Banking Bhd
2.70%, 08/16/24, (3 mo. LIBOR US + 0.800%)(a)(g)	400	402,653
3.91%, 10/29/26 (Call 10/29/21)(a)(d)	200	204,375
Parkway Pantai Ltd., 4.25%, (Call 07/27/22)(a)(c)(d)	200	201,250
TNB Global Ventures Capital Bhd
3.24%, 10/19/26(a)	400	411,000
4.85%, 11/01/28(a)	200	230,488

		3,325,950

Mexico — 5.6%
Alfa SAB de CV, 5.25%, 03/25/24 (Call 12/25/23)(a)	200	218,000
Alpek SAB de CV, 4.25%, 09/18/29 (Call 06/18/29)(a)(b)	200	207,625
America Movil SAB de CV
3.13%, 07/16/22	200	206,020
3.63%, 04/22/29 (Call 01/22/29)	200	218,375
4.38%, 07/16/42	200	238,351
4.38%, 04/22/49 (Call 10/22/48)	400	483,625
6.13%, 03/30/40	300	426,297
6.38%, 03/01/35	200	280,375
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, 06/06/24(a)	450	472,927

Security	Par (000)	Value

Mexico (continued)
Banco Mercantil del Norte SA/Grand Cayman
6.75%, (Call 09/27/24)(a)(b)(c)(d)	$200	$216,317
7.50%, (Call 06/27/29)(a)(b)(c)(d)	200	226,312
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
4.13%, 11/09/22(a)(b)	350	363,716
5.95%, 10/01/28 (Call 10/01/23)(a)(d)	200	215,564
BBVA Bancomer SA/Texas
4.38%, 04/10/24(a)(b)	150	161,297
5.13%, 01/18/33 (Call 01/17/28)(a)(d)	200	212,188
5.88%, 09/13/34 (Call 09/13/29)(a)(d)	200	221,750
6.75%, 09/30/22(a)	150	164,625
Becle SAB de CV, 3.75%, 05/13/25(a)	150	155,344
Braskem Idesa SAPI, 7.45%, 11/15/29 (Call 11/15/24)(a)(b)	200	211,500
Cemex Finance LLC, 6.00%, 04/01/24 (Call 03/02/20)(a)	200	205,375
Cemex SAB de CV
5.45%, 11/19/29 (Call 11/19/24)(a)	200	212,440
5.70%, 01/11/25 (Call 03/02/20)(a)(b)	200	205,313
7.75%, 04/16/26 (Call 04/16/21)(a)	200	218,000
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29 (Call 04/18/29)(a)	200	216,500
Coca-Cola FEMSA SAB de CV, 5.25%, 11/26/43	150	195,094
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(a)(b)	194	220,417
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(a)	200	206,750
Fomento Economico Mexicano SAB de CV, 4.38%, 05/10/43	150	174,188
Fresnillo PLC, 5.50%, 11/13/23(a)	200	218,381
Grupo Bimbo SAB de CV
3.88%, 06/27/24(a)	200	212,938
4.00%, 09/06/49(a)	200	201,406
4.88%, 06/27/44(a)	200	227,875
5.95%, (Call 04/17/23)(a)(c)(d)	200	212,375
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	200	223,812
6.13%, 01/31/46 (Call 07/31/45)	200	258,500
6.63%, 01/15/40	170	224,241
Industrias Penoles SAB de CV, 4.15%, 09/12/29 (Call 06/12/29)(a)	400	416,625
Infraestructura Energetica Nova SAB de CV, 4.88%, 01/14/48(a)(b)	200	201,188
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(a)	200	206,941
Orbia Advance Corp. SAB de CV
4.00%, 10/04/27 (Call 07/04/27)(a)	200	209,140
4.88%, 09/19/22(a)	200	212,125
5.50%, 01/15/48 (Call 07/15/47)(a)	200	216,937
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(a)	200	209,563
Southern Copper Corp.
3.88%, 04/23/25	100	105,938
5.25%, 11/08/42	200	234,102
5.88%, 04/23/45	500	638,125
6.75%, 04/16/40	100	136,969
7.50%, 07/27/35	200	283,262
Trust F/1401
5.25%, 01/30/26 (Call 10/30/25)(a)	200	218,625
6.39%, 01/15/50 (Call 07/15/49)(a)	200	230,000

		12,053,353

Morocco — 0.8%
OCP SA
4.50%, 10/22/25(a)	600	648,342

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Morocco (continued)
5.63%, 04/25/24(a)	$825	$916,781
6.88%, 04/25/44(a)	200	263,250

		1,828,373

Nigeria — 0.4%
IHS Netherlands Holdco BV
7.13%, 03/18/25 (Call 09/18/21)(a)	200	212,250
8.00%, 09/18/27 (Call 09/18/22)(a)	500	537,500
United Bank for Africa PLC, 7.75%, 06/08/22(a)	200	213,062

		962,812

Oman — 0.6%
Bank Muscat SAOG, 4.88%, 03/14/23(a)	200	205,375
National Bank of Oman SAOG, 5.63%, 09/25/23(a)	200	209,750
Oztel Holdings SPC Ltd.
5.63%, 10/24/23(a)	400	426,500
6.63%, 04/24/28 (a)	500	540,625

		1,382,250

Panama — 0.8%
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(a)	200	212,000
Banistmo SA, 3.65%, 09/19/22(a)(b)	200	204,375
C&W Senior Financing DAC
6.88%, 09/15/27 (Call 09/15/22)(a)	600	644,250
7.50%, 10/15/26 (Call 10/15/21)(a)(b)	200	216,750
Cable Onda SA
4.50%, 01/30/30 (Call 01/30/25)(e)	200	206,998
4.50%, 01/30/30 (Call 01/30/25)(a)	200	206,998

		1,691,371

Paraguay — 0.1%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(a)(h)	300	209,812

Peru — 2.1%
Banco BBVA Peru SA, 5.00%, 08/26/22(a)(b)	350	372,203
Banco de Credito del Peru
2.70%, 01/11/25 (Call 12/11/24)(a)	400	401,000
4.25%, 04/01/23(a)(b)	500	527,969
Banco de Credito del Peru/Panama, 6.13%, 04/24/27 (Call 04/24/22)(a)(b)(d)	200	215,062
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, 06/01/28(a)	400	433,880
Inkia Energy Ltd., 5.88%, 11/09/27 (Call 11/09/22)(a)	200	211,250
Kallpa Generacion SA, 4.13%, 08/16/27 (Call 05/16/27)(a)	400	415,000
Lima Metro Line 2 Finance Ltd.
4.35%, 04/05/36(a)	200	215,250
5.88%, 07/05/34(a)	327	387,425
Nexa Resources SA, 5.38%, 05/04/27 (Call 02/04/27)(a)(b)	400	430,500
Orazul Energy Egenor SCA, 5.63%, 04/28/27 (Call 04/28/22)(a)	200	207,910
Peru LNG Srl, 5.38%, 03/22/30(a)	400	391,300
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(a)(b)	400	431,000

		4,639,749

Philippines — 1.2%
Bank of the Philippine Islands, 4.25%, 09/04/23(a)	200	211,750
BDO Unibank Inc., 2.95%, 03/06/23(a)	400	405,000
JGSH Philippines Ltd., 4.38%, 01/23/23(a)	200	207,760
Petron Corp., 4.60%, (Call 07/19/23)(a)(c)(d)	400	398,375
Philippine National Bank, 3.28%, 09/27/24(a)	400	408,463
San Miguel Corp., 4.88%, 04/26/23 (Call 02/18/20)(a)	200	201,062
SMC Global Power Holdings Corp., 6.50%, (Call 04/25/24)(a)(c)(d)	500	518,125

Security	Par (000)	Value

Philippines (continued)
Union Bank of the Philippines, 3.37%, 11/29/22(a)	$200	$204,500

		2,555,035

Poland — 0.2%
Powszechna Kasa Oszczednosci Bank Polski SA Via PKO Finance AB, 4.63%, 09/26/22(a)	400	423,875

Qatar — 2.6%
ABQ Finance Ltd., 3.13%, 09/24/24(a)	400	405,500
AKCB Finance Ltd., 4.75%, 10/09/23(a)	200	214,438
Ezdan Sukuk Co. Ltd., 4.88%, 04/05/22(a)	200	185,250
Nakilat Inc., 6.07%, 12/31/33(a)	350	427,438
Ooredoo International Finance Ltd.
3.25%, 02/21/23(a)	750	767,437
3.75%, 06/22/26(a)	200	212,750
3.88%, 01/31/28(a)	200	216,125
4.50%, 01/31/43(a)	200	237,813
5.00%, 10/19/25(a)	200	224,750
QIB Sukuk Ltd.
3.25%, 05/23/22(a)	200	202,250
3.98%, 03/26/24(a)	400	417,625
QIIB Senior Sukuk Ltd., 4.26%, 03/05/24(a)	400	420,875
QNB Finance Ltd., 3.50%, 03/28/24(a)	600	623,250
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.84%, 09/30/27(a)	500	575,781
6.33%, 09/30/27(a)	500	584,062

		5,715,344

Russia — 5.1%
Alfa Bank AO Via Alfa Bond Issuance PLC, 8.00%, (Call 02/03/22)(a)(c)(d)	200	208,438
ALROSA Finance SA, 4.65%, 04/09/24 (Call 01/09/24)(a)	400	426,576
Credit Bank of Moscow Via CBOM Finance PLC, 7.12%, 06/25/24(a)	400	441,125
Eurochem Finance DAC, 5.50%, 03/13/24(a)	200	218,560
Evraz PLC
5.25%, 04/02/24(a)	200	216,812
5.38%, 03/20/23(a)	200	214,750
Gazprom Neft OAO Via GPN Capital SA
4.38%, 09/19/22(a)	200	208,813
6.00%, 11/27/23(a)	200	223,312
Gazprom PJSC Via Gaz Capital SA
4.95%, 07/19/22(a)	400	424,500
4.95%, 02/06/28(a)	600	675,937
6.51%, 03/07/22(a)	100	108,469
7.29%, 08/16/37(a)	300	433,125
8.63%, 04/28/34(a)	250	384,062
GTH Finance BV, 7.25%, 04/26/23 (Call 01/26/23)(a)	200	224,312
Lukoil International Finance BV
4.56%, 04/24/23(a)	200	211,938
4.75%, 11/02/26(a)	400	448,000
6.66%, 06/07/22(a)	200	219,500
Metalloinvest Finance DAC, 4.85%, 05/02/24(a)	200	215,500
MMC Norilsk Nickel OJSC via MMC Finance DAC
4.10%, 04/11/23(a)	515	534,956
6.63%, 10/14/22(a)	200	220,000
MMC Norilsk Nickel OJSC Via MMC Finance DAC, 3.38%, 10/28/24(a)	200	203,500
MMK International Capital DAC, 4.38%, 06/13/24(a)	200	212,000
Mobile Telesystems OJSC Via MTS International Funding DAC, 5.00%, 05/30/23(a)	200	213,813
Novatek OAO Via Novatek Finance DAC, 4.42%, 12/13/22(a)	200	209,750

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Russia (continued)
Novolipetsk Steel Via Steel Funding DAC
4.50%, 06/15/23(a)	$200	$211,625
4.70%, 05/30/26(a)	200	218,750
Petropavlovsk 2016 Ltd., 8.13%, 11/14/22 (Call 08/14/22)(a)	200	211,000
Polyus Finance PLC, 5.25%, 02/07/23(a)	200	213,750
Rosneft Oil Co. Via Rosneft International Finance DAC, 4.20%, 03/06/22(a)	400	411,500
Sberbank of Russia Via SB Capital SA, 5.13%, 10/29/22(a)	600	635,812
Severstal OAO Via Steel Capital SA, 5.90%, 10/17/22(a)	200	216,250
Uralkali OJSC Via Uralkali Finance DAC, 4.00%, 10/22/24(a)	200	203,000
VEON Holdings BV
4.00%, 04/09/25 (Call 01/09/25)(a)	200	208,000
4.95%, 06/16/24 (Call 03/16/24)(a)	200	215,063
5.95%, 02/13/23(a)	200	218,125
VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22(a)	400	435,500
VTB Bank PJSC Via VTB Eurasia DAC, 9.50%, (Call 12/06/22)(a)(c)(d)	400	447,500

		10,943,623

Saudi Arabia — 4.7%
Acwa Power Management And Investments One Ltd., 5.95%, 12/15/39(a)	400	432,400
Almarai Sukuk Ltd., 4.31%, 03/05/24(a)	400	421,625
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(a)	300	310,500
Dar Al-Arkan Sukuk Co. Ltd.
6.75%, 02/15/25(a)	200	202,313
6.88%, 04/10/22(a)	200	207,875
6.88%, 03/21/23(a)	400	410,125
SABIC Capital II BV
4.00%, 10/10/23(a)	400	421,600
4.50%, 10/10/28(a)	400	449,938
Samba Funding Ltd., 2.75%, 10/02/24(a)	400	401,118
Saudi Arabian Oil Co.
3.50%, 04/16/29(a)	1,000	1,059,000
4.25%, 04/16/39(a)	1,000	1,105,400
4.38%, 04/16/49(a)	1,000	1,126,562
Saudi Electricity Global Sukuk Co., 4.21%, 04/03/22(a)	200	208,125
Saudi Electricity Global Sukuk Co. 2
3.47%, 04/08/23(a)	600	618,900
5.06%, 04/08/43(a)	400	464,000
Saudi Electricity Global Sukuk Co. 3
4.00%, 04/08/24(a)	600	636,750
5.50%, 04/08/44(a)	400	492,000
Saudi Electricity Global Sukuk Co. 4
4.22%, 01/27/24(a)	200	213,070
4.72%, 09/27/28(a)	400	454,340
Saudi Telecom Co., 3.89%, 05/13/29(a)	600	642,937

		10,278,578

Singapore — 2.4%
DBS Group Holdings Ltd.
2.42%, 07/25/22, (3 mo. LIBOR US + 0.620%)(a)(g)	200	200,789
3.60%, (Call 09/07/21)(a)(c)(d)	200	201,750
4.52%, 12/11/28 (Call 12/11/23)(a)(d)	400	429,699
Flex Ltd., 4.75%, 06/15/25 (Call 03/15/25)	410	446,027
GLP Pte Ltd., 3.88%, 06/04/25(a)	425	438,281
Olam International Ltd., 5.35%, (Call 07/20/21)(a)(c)(d)	300	301,092
Oversea-Chinese Banking Corp. Ltd., 4.25%, 06/19/24(a)(b)	400	430,750
Singapore Telecommunications Ltd., 7.38%, 12/01/31(a)	200	292,000
SingTel Group Treasury Pte Ltd. 2.38%, 10/03/26(a)	200	202,625

Security	Par (000)	Value

Singapore (continued)
2.38%, 08/28/29 (Call 05/28/29)(a)	$200	$201,562
3.25%, 06/30/25(a)	500	531,719
3.88%, 08/28/28 (Call 05/28/28)(a)	200	223,136
United Overseas Bank Ltd.
2.88%, 03/08/27 (Call 03/08/22)(a)(d)	200	201,438
3.50%, 09/16/26 (Call 09/16/21)(a)(d)	400	406,500
3.75%, 04/15/29 (Call 04/15/24)(a)(d)	200	210,048
3.88%, (Call 10/19/23)(a)(c)(d)	400	409,625

		5,127,041

South Africa — 2.5%
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/22	257	272,179
FirstRand Bank Ltd., 6.25%, 04/23/28 (Call 04/23/23)(a)(d)	400	426,625
Gold Fields Orogen Holdings BVI Ltd.
5.13%, 05/15/24 (Call 04/15/24)(a)	400	430,000
6.13%, 05/15/29 (Call 02/15/29)(a)	200	228,875
Liquid Telecommunications Financing PLC, 8.50%, 07/13/22 (Call 07/13/20)(a)	400	410,375
MTN Mauritius Investment Ltd.
4.76%, 11/11/24(a)	450	468,000
6.50%, 10/13/26(a)	200	226,625
Petra Diamonds U.S. Treasury PLC, 7.25%, 05/01/22 (Call 03/02/20)(a)	200	121,250
Prosus NV
4.85%, 07/06/27 (Call 04/06/27)(a)	600	662,437
5.50%, 07/21/25 (Call 04/21/25)(a)	600	669,000
Sasol Financing International Ltd., 4.50%, 11/14/22	200	204,844
SASOL Financing USA LLC
5.88%, 03/27/24 (Call 02/27/24)	800	856,400
6.50%, 09/27/28 (Call 06/27/28)	400	447,350

		5,423,960

South Korea — 4.2%
Hanwha Life Insurance Co. Ltd., 4.70%, (Call 04/23/23)(a)(c)(d)	200	204,750
Heungkuk Life Insurance Co. Ltd., 4.48%, (Call 11/09/22)(a)(c)(d)	200	201,500
Hyundai Capital America, 3.50%, 11/02/26 (Call 09/02/26)(a)	300	312,469
Hyundai Capital Services Inc.
3.00%, 03/06/22(a)	400	405,977
3.75%, 03/05/23(a)	400	416,292
Kia Motors Corp., 3.00%, 04/25/23(a)	400	408,500
Kookmin Bank
2.88%, 03/25/23(a)(b)	200	204,545
4.35%, (Call 07/02/24)(a)(b)(c)(d)	200	206,625
Korea East-West Power Company Ltd., 2.63%, 06/19/22(a)	400	407,375
Korea Electric Power Corp., 2.50%, 06/24/24(a)	200	204,421
Korea Gas Corp.
3.50%, 07/21/25(a)(b)	200	216,121
3.88%, 02/12/24(a)	400	430,125
6.25%, 01/20/42(a)	400	618,604
Korea Hydro & Nuclear Power Co. Ltd.
3.00%, 09/19/22(a)	200	205,500
3.75%, 07/25/23(a)	200	211,382
Kyobo Life Insurance Co. Ltd., 3.95%, (Call 07/24/22)(a)(c)(d)	200	203,063
LG Chem Ltd.
3.25%, 10/15/24(a)	200	208,170
3.63%, 04/15/29(a)	200	213,750
NongHyup Bank, 2.88%, 07/17/22(a)	200	204,063

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Korea (continued)
POSCO
2.75%, 07/15/24(a)	$200	$203,091
4.00%, 08/01/23(a)	200	211,448
Shinhan Bank Co. Ltd.
2.88%, 03/28/22(a)	400	408,500
3.88%, 11/05/23(a)	200	212,630
3.88%, 03/24/26(a)	200	212,375
Shinhan Financial Group Co. Ltd.
3.34%, 02/05/30 (Call 02/05/25)(a)(d)	200	205,470
5.88%, (Call 08/13/23)(a)(c)(d)	200	215,813
SK Hynix Inc., 3.00%, 09/17/24(a)	200	204,057
SK Innovation Co. Ltd., 4.13%, 07/13/23(a)	200	211,242
SK Telecom Co. Ltd., 3.75%, 04/16/23(a)	200	209,063
Woori Bank
4.25%, (Call 10/04/24)(a)(c)(d)	200	201,000
4.50%, (Call 09/27/21)(a)(c)(d)	200	203,000
4.75%, 04/30/24(a)	600	652,500
5.25%, (Call 05/16/22)(a)(c)(d)	200	206,625

		9,040,046

Taiwan — 0.4%
Competition Team Technologies Ltd., 3.75%, 03/12/24(a)	400	418,750
Formosa Group Cayman Ltd., 3.38%, 04/22/25(a)	400	417,750

		836,500

Thailand — 2.0%
Bangkok Bank PCL/Hong Kong
3.73%, 09/25/34 (Call 09/25/29)(a)(d)	600	619,453
4.05%, 03/19/24(a)	600	643,500
4.45%, 09/19/28(a)(b)	200	226,875
5.00%, 10/03/23(a)(b)	400	437,375
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31 (Call 10/02/26)(a)(d)	600	612,187
PTT Global Chemical PCL, 4.25%, 09/19/22(a)	200	209,313
PTTEP Treasury Center Co. Ltd., 3.90%, 12/06/59(e)	200	211,456
Siam Commercial Bank PCL/Cayman Islands
2.75%, 05/16/23(a)	200	202,742
3.90%, 02/11/24(a)	200	212,364
4.40%, 02/11/29(a)	200	227,563
Thaioil Treasury Center Co. Ltd.
3.50%, 10/17/49(a)	200	199,500
5.38%, 11/20/48(a)(b)	400	530,750

		4,333,078

Togo — 0.1%
Ecobank Transnational Inc., 9.50%, 04/18/24(a)	200	223,562

Turkey — 4.4%
Akbank Turk AS
5.13%, 03/31/25(a)	200	204,125
7.20%, 03/16/27 (Call 03/16/22)(a)(d)	400	408,375
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%, 11/01/22(a)	400	403,750
Arcelik AS, 5.00%, 04/03/23(a)	200	207,062
Coca-Cola Icecek AS, 4.22%, 09/19/24 (Call 06/19/24)(a)	400	411,375
KOC Holding AS
5.25%, 03/15/23 (Call 12/15/22)(a)	200	207,625
6.50%, 03/11/25 (Call 12/11/24)(a)	400	436,100
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%, 11/15/24 (Call 11/15/22)(a)	300	315,750
Petkim Petrokimya Holding AS, 5.88%, 01/26/23 (Call 01/26/21)(a)	200	205,438

Security	Par (000)	Value

Turkey (continued)
QNB Finansbank AS
4.88%, 05/19/22(a)	$200	$204,938
6.88%, 09/07/24(a)	200	218,375
Tupras Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24 (Call 07/20/24)(a)	200	200,438
Turk Telekomunikasyon AS
4.88%, 06/19/24(a)	400	409,376
6.88%, 02/28/25(a)	200	220,375
Turkcell Iletisim Hizmetleri AS
5.75%, 10/15/25(a)	200	211,562
5.80%, 04/11/28 (Call 01/11/28)(a)	200	208,000
Turkiye Garanti Bankasi AS
5.25%, 09/13/22(a)	200	206,937
5.88%, 03/16/23(a)	400	421,000
6.13%, 05/24/27 (Call 05/24/22)(a)(d)	200	199,313
Turkiye Is Bankasi AS
5.50%, 04/21/22(a)	200	207,250
6.00%, 10/24/22(a)	400	408,250
6.13%, 04/25/24(a)	600	623,250
7.00%, 06/29/28 (Call 06/29/23)(a)(d)	200	201,563
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(a)	200	219,562
Turkiye Vakiflar Bankasi TAO
5.63%, 05/30/22(a)	200	205,750
5.75%, 01/30/23(a)	400	412,375
6.00%, 11/01/22(a)	200	204,563
8.13%, 03/28/24(a)	200	222,250
Yapi ve Kredi Bankasi AS
5.50%, 12/06/22(a)	400	405,000
5.85%, 06/21/24(a)	200	206,937
6.10%, 03/16/23(a)	200	208,437
8.25%, 10/15/24(a)	200	223,900
8.50%, 03/09/26 (Call 03/09/21)(a)(d)	300	309,281
13.88%, (Call 01/15/24)(a)(c)(d)	200	237,937

		9,596,219

Ukraine — 0.9%
DTEK Finance PLC, 10.75%, (10.75% PIK), 12/31/24 (Call 03/02/20)(f)	660	682,762
Metinvest BV
7.75%, 04/23/23 (Call 01/23/23)(a)	200	212,750
7.75%, 10/17/29(e)	200	209,000
8.50%, 04/23/26 (Call 01/23/26)(a)	400	437,125
MHP Lux SA, 6.95%, 04/03/26(a)	200	208,813
MHP SE, 7.75%, 05/10/24(a)	200	215,312

		1,965,762

United Arab Emirates — 4.7%
Abu Dhabi Commercial Bank PJSC, 4.00%, 03/13/23(a)	200	209,375
Abu Dhabi National Energy Co. PJSC
3.63%, 01/12/23(a)	400	413,000
3.88%, 05/06/24(a)	200	210,500
4.00%, 10/03/49(a)	200	210,812
4.38%, 04/23/25(a)	200	216,812
4.38%, 06/22/26(a)	200	218,812
4.88%, 04/23/30(a)	200	231,375
6.50%, 10/27/36(a)	200	273,125
ADCB Finance Cayman Ltd.
4.00%, 03/29/23(a)	200	209,437
4.50%, 03/06/23(a)	200	210,750
ADIB Capital Invest 2 Ltd., 7.13%, (Call 09/20/23)(a)(c)(d)	200	219,375

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

United Arab Emirates (continued)
Aldar Sukuk Ltd., 4.75%, 09/29/25(a)	$200	$217,375
Alpha Star Holding III Ltd., 6.25%, 04/20/22(a)	200	198,125
BOS Funding Ltd., 4.23%, 03/07/22(a)	200	203,563
DIB Sukuk Ltd., 3.63%, 02/06/23(a)	400	411,000
DIB Tier 1 Sukuk 3 Ltd., 6.25%, (Call 01/22/25)(a)(c)(d)	200	214,562
DP World Crescent Ltd.
3.75%, 01/30/30 (Call 10/30/29)(a)	200	205,813
3.88%, 07/18/29(a)	200	208,000
3.91%, 05/31/23(a)	200	207,750
4.85%, 09/26/28(a)	600	663,375
DP World PLC
5.63%, 09/25/48(a)	200	236,750
6.85%, 07/02/37(a)	700	935,375
Emaar Sukuk Ltd.
3.64%, 09/15/26(a)	200	202,563
3.88%, 09/17/29(a)	200	200,938
EMG SUKUK Ltd., 4.56%, 06/18/24(a)	200	210,687
Emirates NBD Bank PJSC, 3.25%, 11/14/22(a)	200	204,625
Emirates NBD PJSC, 6.13%, (Call 03/20/25)(a)(c)(d)	200	211,125
Esic Sukuk Ltd., 3.94%, 07/30/24(a)	200	200,500
Fab Sukuk Co. Ltd.
3.63%, 03/05/23(a)	200	207,313
3.88%, 01/22/24(a)	200	210,500
First Abu Dhabi Bank PJSC
2.77%, 07/08/24, (3 mo. LIBOR US + 0.900%)(a)(g)	200	200,335
3.00%, 03/30/22(a)	200	203,150
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/26 (Call 07/31/22)(a)	200	208,688
MAF Global Securities Ltd., 4.75%, 05/07/24(a)	200	215,062
MAF Sukuk Ltd.
3.93%, 02/28/30(a)	200	205,813
4.64%, 05/14/29(a)	200	217,875
Mashreqbank PSC, 4.25%, 02/26/24(a)	200	209,187
Rakfunding Cayman Ltd., 4.13%, 04/09/24(a)	200	208,813
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)	200	249,000
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25 (Call 02/15/21)(a)	200	188,000
SIB Sukuk Co. III Ltd., 4.23%, 04/18/23(a)	200	208,625

		10,287,860

Vietnam — 0.1%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29 (Call 05/07/23)(a)	250	257,545

Zambia — 1.1%
First Quantum Minerals Ltd.
6.50%, 03/01/24 (Call 09/01/20)(a)	400	393,500
6.88%, 03/01/26 (Call 03/01/21)(a)	400	396,000
7.25%, 05/15/22 (Call 03/02/20)(a)	400	397,772
7.25%, 04/01/23 (Call 03/02/20)(a)	800	798,168
7.50%, 04/01/25 (Call 04/01/20)(a)	400	396,454

		2,381,894

Total Corporate Bonds & Notes — 97.3% (Cost: $204,087,607)		210,875,459

Security	Par/ Shares (000)	Value

Foreign Government Obligations(i)

Nigeria — 0.3%
Africa Finance Corp.
3.75%, 10/30/29(a)	$200	$205,286
3.88%, 04/13/24(a)	200	211,375
4.38%, 04/17/26(a)	200	215,000

		631,661

South Korea — 0.1%
Korea Gas Corp., 2.88%, 07/16/29(a)	200	212,223

Supranational — 0.4%
African Export-Import Bank (The)
3.99%, 09/21/29 (Call 06/23/29)(a)	400	416,875
5.25%, 10/11/23(a)	400	434,125

		851,000

Total Foreign Government Obligations — 0.8% (Cost: $1,642,424)		1,694,884

Short-Term Investments

Money Market Funds — 11.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(j)(k)(l)	22,958	22,971,385
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(j)(k)	2,679	2,679,000

		25,650,385

Total Short-Term Investments — 11.8% (Cost: $25,644,932)		25,650,385

Total Investments in Securities — 109.9% (Cost: $231,374,963)		238,220,728

Other Assets, Less Liabilities — (9.9)%		(21,413,454)

Net Assets — 100.0%		$216,807,274

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	All or a portion of this security is on loan.
(c)	Perpetual security with no stated maturity date.
(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(g)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(h)	Zero-coupon bond.
(i)	U.S. dollar denominated security issued by foreign domiciled entity.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period-end.
(l)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® J.P. Morgan EM Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	17,273	5,685	22,958	$22,971,385	$27,763	(b)	$(918)	$2,693
BlackRock Cash Funds: Treasury, SL Agency Shares	1,688	991	2,679	2,679,000	4,248		—	—

				$25,650,385	$32,011		$(918)	$2,693

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$210,875,459	$—	$210,875,459
Foreign Government Obligations	—	1,694,884	—	1,694,884
Money Market Funds	25,650,385	—	—	25,650,385

	$25,650,385	$212,570,343	$—	$238,220,728

Portfolio Abbreviations — Fixed Income

LIBOR	London Interbank Offered Rate

PIK	Payment-in-kind